Income Taxes - Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets	₱ 30,466	₱ 27,348	₱ 21,941
Net deferred income tax liabilities	₱ 3,366	₱ 3,567	₱ 3,704